EXHIBIT 99.8	ERNST & YOUNG LLP’S REPORT OF INDEPENDENT ACCOUNTANTS ON APPLYING AGREED-UPON PROCEDURES

Sequoia Mortgage Trust 2018-1

Mortgage Pass-Through Certificates, Series 2018-1

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

3 January 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

8310 South Valley Highway, Suite 425

Englewood, Colorado 80112

Re:	Sequoia Mortgage Trust 2018-1 (the “Issuing Entity”)

Mortgage Pass-Through Certificates, Series 2018-1 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by RWT Holdings, Inc. (the “Sponsor”), Sequoia Residential Funding, Inc. (the “Depositor”) and Morgan Stanley & Co. LLC (“Morgan Stanley,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “2018-1 Initial Population 12-15-2017.xlsx” (the “Loan Listing Data File 1”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Redwood Loan Numbers”) corresponding to certain mortgage loans (the “Loan Listing Preliminary Mortgage Loans 1”),
ii.	Labeled “SEMT_2018-1_20171219(Auditors).xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
iii.	Labeled “Pop 2 sent to EY.xlsx” (the “Loan Listing Data File 2”) that the Sponsor, on behalf of the Depositor, indicated contains a list of Redwood Loan Numbers corresponding to certain mortgage loans (the “Loan Listing Preliminary Mortgage Loans 2”) and

a. (continued)

iv.	Labeled “Pop 3 sent to EY.XLSX” (the “Loan Listing Data File 3,” together with the Loan Listing Data File 1 and Loan Listing Data File 2, the “Loan Listing Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains a list of Redwood Loan Numbers corresponding to certain mortgage loans (the “Loan Listing Preliminary Mortgage Loans 3,” together with Loan Listing Preliminary Mortgage Loans 1 and Loan Listing Preliminary Mortgage Loans 2, the “Combined Loan Listing Preliminary Mortgage Loans”),
b.	Imaged copies of the:
i.	Promissory note and prepayment penalty rider (collectively and as applicable, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report (the “Appraisal”),
iv.	Collateral desktop analysis report (the “CDA Report”),
v.	Subordination agreement (the “Subordination Agreement”),
vi.	Credit report (the “Credit Report”),
vii.	Settlement statement, refinance statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and/or
viii.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, CDA Report, Subordination Agreement, Credit Report and Settlement Statement, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Data File, Loan Listing Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File or Loan Listing Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans, Combined Loan Listing Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 January 2018

Attachment A

Procedures performed and our associated findings

1.	For each mortgage loan on Loan Listing Data File 1, Loan Listing Data File 2 and Loan Listing Data File 3, we compared the Redwood Loan Numbers and noted that:
a.	None of the Loan Listing Preliminary Mortgage Loans 1 were included on Loan Listing Data File 2 or Loan Listing Data File 3 and
b.	None of the Loan Listing Preliminary Mortgage Loans 2 were included on Loan Listing Data File 1 or Loan Listing Data File 3 and
c.	None of the Loan Listing Preliminary Mortgage Loans 3 were included on Loan Listing Data File 1 or Loan Listing Data File 2.

The Sponsor, on behalf of the Depositor, indicated that the Combined Loan Listing Preliminary Mortgage Loans are expected to be representative of the Mortgage Loans.

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of:
a.	103 Loan Listing Preliminary Mortgage Loans 1 (the “Sample 1 Mortgage Loans”) from Loan Listing Data File 1,
b.	129 Loan Listing Preliminary Mortgage Loans 2 (the “Sample 2 Mortgage Loans”) from Loan Listing Data File 2 and
c.	10 Loan Listing Preliminary Mortgage Loans 3 (the “Sample 3 Mortgage Loans,” together with the Sample 1 Mortgage Loans and Sample 2 Mortgage Loans, the “Sample Mortgage Loans”) from Loan Listing Data File 3.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans they instructed us to randomly select from each Loan Listing Data File.

3.	For each mortgage loan on the Loan Listing Data Files and Preliminary Data File, we compared the Redwood Loan Number, as shown on the Loan Listing Data Files, to the corresponding Redwood Loan Number, as shown on the Preliminary Data File, and noted that:
a.	All of the Combined Loan Listing Preliminary Mortgage Loans included on the Loan Listing Data Files were included on the Preliminary Data File and
b.	30 of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Loan Listing Data Files.

4.	For each Sample Mortgage Loan on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Redwood Loan Number	Loan Number	Promissory Note	i.

Original principal balance	Original Loan Amount	Promissory Note

Original interest rate	Original Interest Rate	Promissory Note

Current monthly payment	Current Payment Amount Due	Promissory Note and recalculation	ii.

First payment date	First Payment Date of Loan	Promissory Note

Maturity date	Maturity Date	Promissory Note

Original term to maturity	Original Term to Maturity	Promissory Note and recalculation	iii.

Property state	State	Promissory Note

Property zip code	Postal Code	Promissory Note

Prepayment charge term	Prepayment Penalty Total Term	Promissory Note

Interest only term	Original Interest Only Term	Promissory Note

Occupancy status	Occupancy	Loan Application

Sale price (if applicable)	Sales Price	Settlement Statement

Property type	Property Type	(a) Appraisal or (b) CDA Report and Underwriting Summary	iv.

Exhibit 1 to Attachment A Page 2 of 5

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan purpose	Loan Purpose	(a) Loan Application and Settlement Statement, (b) Loan Application and Credit Report or (c) Promissory Note, Credit Report, Settlement Statement and recalculation	v.

Appraisal value	Original Appraised Property Value	(a) Appraisal or (b) Appraisal, Promissory Note and recalculation	vi., vii.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary, Subordination Agreement or Credit Report	viii.

Original loan-to-value ratio	Original LTV	Recalculation	ix.

Combined loan-to-value ratio	Original CLTV	Recalculation	x.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current monthly payment Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current monthly payment using the “PMT” function in Microsoft Excel and the original principal balance, original interest rate and original term to maturity, all as shown in the Promissory Note, and in accordance with note iii., as applicable.

For the purpose of the comparison described in this note ii., the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown in the Promissory Note, and
(b)	1.

Exhibit 1 to Attachment A Page 3 of 5

Notes: (continued)

iv.	For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Redwood Loan Number 408008730), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal as the Source Document.

For the purpose of comparing the property type Sample Characteristic for Sample Mortgage Loan with Redwood Loan Number 408008730, the Sponsor, on behalf of the Depositor, instructed us to use the CDA Report and Underwriting Summary as the Source Documents.

v.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”) (except for the Purchase Sample Mortgage Loans with Redwood Loan Numbers 408005413, 408006195 and 408006566), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Settlement Statement as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for the Purchase Sample Mortgage Loans with Redwood Loan Numbers 408005413, 408006195 and 408006566, the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Credit Report as the Source Documents.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and
(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

Exhibit 1 to Attachment A Page 4 of 5

Notes: (continued)

v. (continued)

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with:

(a)	“Cash-Out Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is greater than 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note, or
(b)	“Rate/Term Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is less than or equal to 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note.

vi.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Redwood Loan Number 408002497), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal (and in accordance with note vii., as applicable).

For the purpose of comparing the appraisal value Sample Characteristic for Sample Mortgage Loan with Redwood Loan Number 408002497, the Sponsor, on behalf of the Depositor, instructed us to use the most recent Appraisal.

vii.	For the purpose of comparing the appraisal value Sample Characteristic for each Refinanced Sample Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date of the Sample Mortgage Loan, as shown in the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the appraisal value as the minimum of the:
(a)	Sale price related to the purchase of the related mortgage property by the borrower, as shown in the Appraisal, and
(b)	Appraisal value, as shown in the Appraisal.

viii.	For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information in at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

Exhibit 1 to Attachment A Page 5 of 5

Notes: (continued)

ix.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance, as shown in the Promissory Note,

by

(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.), and (B) the sale price (if applicable), as shown in the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.)

and

(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

x.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of:
(i)	The original principal balance, as shown in the Promissory Note, and
(ii)	The junior lien balance, if applicable, as shown in the Underwriting Summary, Subordination Agreement or Credit Report (and in accordance with note viii.),

by

(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.), and (B) the sale price (if applicable), as shown in the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.)

and

(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 1

Sample Characteristic Differences

Redwood		Preliminary
Loan Number	Sample Characteristic	Data File Value	Source Document Value

408004502	Property type	Single Family Detached (non-PUD)	PUD

408004551	Property zip code	<REDACTED>	<REDACTED>

408004553	Property type	dPUD	PUD

408005139	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408005742	Appraisal value	$1,275,000.00	$1,280,000.00
	Original loan-to-value ratio	47.05%	46.87%
	Combined loan-to-value-ratio	47.05%	46.87%

408005795	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408005800	Property type	dPUD	PUD

408005996	Property type	Condo, High Rise (5+ stories)	Condo, Low Rise (4 or fewer stories)

408006195	Property type	PUD	Single Family Detached (non-PUD)

408006500	Property type	Condo, High Rise (5+ stories)	Condo, Low Rise (4 or fewer stories)

408006688	Property type	Single Family Detached (non-PUD)	PUD

408006777	Property zip code	<REDACTED>	<REDACTED>

408007237	Appraisal value	$538,000.00	$545,000.00

408007537	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408007938	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408007965	Property type	dPUD	PUD

408008578	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase